PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 7 -	PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2016	2017

Prepaid land leases	$12,641	$12,335
Less: Accumulated amortization	(1,868)	(2,129)

	$10,773	$10,206

The amortization for the years ended June 30, 2015, 2016 and 2017 were $197, $281 and $261, respectively.

Of the total prepaid land leases, $4,593 and nil as of June 30, 2016 and 2017, respectively, are pledged to secure the long-term bank loans (note 13).

The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2018	$263
2019	263
2020	263
2021	263
2022	263

$1,315